Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Roll Forward]
Goodwill, gross	$ 7,299	$ 7,828	$ 7,672
Accumulated Impairment	(646)	(646)	(163)
Goodwill, beginning balance	7,182	7,509
Acquisitions	178	378
Divestitures	(441)	(70)
Impairment	0	(508)	(528)
Foreign currency translation and other	(266)	(127)
Goodwill, ending balance	6,653	7,182	7,509
Process Management [Member]
Goodwill [Roll Forward]
Goodwill, gross	2,790	2,701	2,383
Accumulated Impairment	0	0	0
Goodwill, beginning balance	2,701	2,383
Acquisitions	176	356
Divestitures	0	0
Impairment		0
Foreign currency translation and other	(87)	(38)
Goodwill, ending balance	2,790	2,701	2,383
Industrial Automation [Member]
Goodwill [Roll Forward]
Goodwill, gross	1,031	1,329	1,352
Accumulated Impairment	0	0	0
Goodwill, beginning balance	1,329	1,352
Acquisitions	0	0
Divestitures	(213)	0
Impairment		0
Foreign currency translation and other	(85)	(23)
Goodwill, ending balance	1,031	1,329	1,352
Network Power [Member]
Goodwill [Roll Forward]
Goodwill, gross	2,790	2,864	2,995
Accumulated Impairment	(646)	(646)	(163)
Goodwill, beginning balance	2,218	2,832
Acquisitions	0	22
Divestitures	0	(70)
Impairment		(508)	(528)
Foreign currency translation and other	(74)	(58)
Goodwill, ending balance	2,144	2,218	2,832
Climate Technologies [Member]
Goodwill [Roll Forward]
Goodwill, gross	492	500	503
Accumulated Impairment	0	0	0
Goodwill, beginning balance	500	503
Acquisitions	0	0
Divestitures	0	0
Impairment		0
Foreign currency translation and other	(8)	(3)
Goodwill, ending balance	492	500	503
Commercial & Residential Solutions [Member]
Goodwill [Roll Forward]
Goodwill, gross	196	434	439
Accumulated Impairment	0	0	0
Goodwill, beginning balance	434	439
Acquisitions	2	0
Divestitures	(228)	0
Impairment		0
Foreign currency translation and other	(12)	(5)
Goodwill, ending balance	$ 196	$ 434	$ 439